Condensed Statements of Operations (Unaudited) - USD ($)	2 Months Ended	3 Months Ended	11 Months Ended
	Mar. 31, 2021	Mar. 31, 2022	Dec. 31, 2021
General and administrative expenses	$ 2,775	$ 421,285	$ 507,180
Administration fee – related party		30,000	40,000
Total expenses	(2,775)	(451,285)	547,180
Other Income
Interest income – Investments held in Trust Account		9,282	1,622
Offering costs allocated to warrants			(2,188,378)
Change in fair value of over-allotment derivative liability			(50,722)
Change in fair value of derivative warrant liability		3,148,775	8,872,019
Total other income		3,158,057	6,634,541
Net income (Loss)	$ (2,775)	$ 2,706,772	$ 6,087,361
Common stock subject to possible redemption [Member]
Other Income
Weighted average shares outstanding, basic and diluted (in Shares)		10,700,000	4,209,836
Basic and diluted net income (Loss) per share (in Dollars per share)	$ 0	$ 0.2	$ 0.88
Common Stock not subject to possible redemption [Member]
Other Income
Weighted average shares outstanding, basic and diluted (in Shares)	2,500,000	2,850,000	2,743,852
Basic and diluted net income (Loss) per share (in Dollars per share)	$ 0	$ 0.2	$ 0.88